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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2006 (Unaudited)

Shares			Value
COMMON STOCK: 100.5%
		Australia: 2.3%
8,679		BHP Billiton Ltd.	$179,643
173,048		BlueScope Steel Ltd.	1,088,661
8,910		Boral Ltd.	52,049
17,431		Brambles Industries Ltd.	177,403
11,033		Centro Properties Group	74,811
31,886		CFS Retail Property Trust	53,332
11,290		Coca-Cola Amatil Ltd.	66,559
26,846		Coles Myer Ltd.	280,552
3,053		CSL Ltd.	142,365
78,195		CSR Ltd.	197,162
52,097		Foster’s Group Ltd.	274,703
107,720		GPT Group	438,203
69,865		Insurance Australia Group Ltd.	318,034
31,730		John Fairfax Holdings Ltd.	129,972
20,843		Macquarie Airports Management Ltd.	58,301
42,085		Macquarie Office Trust	51,489
21,609		National Australia Bank Ltd.	666,106
29,549		OneSteel Ltd.	102,450
34,523		Pacific Brands Ltd.	72,407
93,855		Qantas Airways Ltd.	365,640
9,935		Rio Tinto Ltd.	579,326
48,524		Santos Ltd.	391,939
70,621		Stockland	438,867
108,766		Suncorp-Metway Ltd.	1,752,822
55,647		Symbion Health Ltd.	154,540
39,290		TABCORP Holdings Ltd.	505,232
33,577		Telstra Corp., Ltd.	99,609
1,830		Wesfarmers Ltd.	50,476
			8,762,653
		Austria: 0.2%
1,104		Boehler-Uddeholm AG	70,312
2,409		bwin Interactive Entertainment	53,416
31,577		IMMOFINANZ Immobilien Anlagen AG	415,494
2,366		OMV AG	127,286
1,876		Voestalpine AG	93,385
			759,893
		Belgium: 0.8%
611		Delhaize Group	48,723
316		D’ieteren SA	106,059
52,451		Fortis	2,141,162
4,251		KBC Groep NV	479,410
698		Omega Pharma SA	48,268
341		Solvay SA	48,580
			2,872,202
		Bermuda: 0.3%
4,350		Frontline Ltd.	155,440
34,252		Tyco International Ltd.	1,037,493
			1,192,933
		China: 0.0%
56,000	@	Foxconn International Holdings Ltd.	168,560
			168,560
		Denmark: 0.4%
71		AP Moller - Maersk A/S	665,879
550		Coloplast Group	48,382
2,325		East Asiatic Co., Ltd. A/S	136,354
9,150		Novo-Nordisk A/S	707,370
600		William Demant Holding	47,781
			1,605,766
		Developed Markets: 0.6%
32,400		iShares MSCI EAFE Index Fund	2,347,380
			2,347,380

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

Shares			Value
		Finland: 0.2%
1,300		Kesko OYJ	$66,579
13,524		Nokia OYJ	273,543
4,800	@	Orion Oyj	99,945
12,412		Rautaruukki Oyj	454,078
			894,145
		France: 4.6%
660		Accor SA	48,059
1,462		Air France-KLM	58,478
126,473		Alcatel SA	1,690,006
2,688		Atos Origin	151,667
23,797		AXA SA	904,111
4,005		BNP Paribas	432,669
814		Bouygues	48,474
1,278	@	Business Objects SA	49,301
2,029		Capgemini SA	123,965
11,295		Cie de Saint-Gobain	904,243
3,313		Compagnie Generale des Etablissements Michelin	288,386
45,775		Credit Agricole SA	1,942,420
36,579		France Telecom SA	952,292
5,035		Gaz de France	217,949
13,407		Groupe Danone	2,066,989
1,682		Lafarge SA	245,106
458		LVMH Moet Hennessy Louis Vuitton SA	47,643
4,090		Sanofi-Aventis	360,302
14,220		Societe Generale	2,389,868
11,830		Suez SA	568,555
9,560		Technip SA	672,212
18,444		Total SA	1,314,526
206		Unibail	48,658
8,534		Veolia Environnement	566,262
40,952		Vivendi	1,579,432
			17,671,573
		Germany: 4.4%
4,460		Adidas AG	219,438
8,711		Allianz AG	1,696,191
5,966		BASF AG	550,710
927		Celesio AG	47,476
11,301		Deutsche Bank AG	1,461,638
52,125		Deutsche Lufthansa AG	1,309,789
4,623		Deutsche Post AG	137,774
35,004		Deutsche Telekom AG	622,157
1,938		EON AG	249,369
12,597		Fresenius Medical Care AG & Co. KGaA	1,694,125
19,321		Hochtief AG	1,297,831
2,541		KarstadtQuelle AG	70,737
7,939		Merck KGaA	868,322
9,532		Muenchener Rueckversicherungs AG	1,557,057
430		RWE AG	48,767
12,425		Salzgitter AG	1,498,750
3,037		Siemens AG	289,886
47,139		ThyssenKrupp AG	1,822,325
2,297		TUI AG	48,504
9,180		Volkswagen AG	1,002,824
351		Wincor Nixdorf AG	50,508
			16,544,178
		Greece: 0.2%
11,915		Coca-Cola Hellenic Bottling Co. SA	435,913
7,165		Hellenic Petroleum SA	94,877
1,064		National Bank of Greece SA	48,824
			579,614
		Hong Kong: 0.8%
63,000		Cathay Pacific Airways Ltd.	149,865
13,500		CLP Holdings Ltd.	89,639
84,000		HongKong Electric Holdings	396,062
26,500		Kingboard Chemicals Holdings	106,820
75,000		New World Development Ltd.	136,732
73,000		Noble Group Ltd.	51,229

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
12,000		Orient Overseas International Ltd.	$76,010
118,074		PCCW Ltd.	76,654
54,000		Sino Land Co.	101,194
165,000		Swire Pacific Ltd.	1,742,525
74,000		Wharf Holdings Ltd.	258,709
			3,185,439
		Ireland: 0.2%
1,806		Allied Irish Banks PLC	50,202
3,214		Bank of Ireland	69,067
40,988		Depfa Bank PLC	743,163
6,557	@	Elan Corp. PLC	93,964
			956,396
		Italy: 2.1%
54,972		Autogrill S.p.A.	962,971
112,757		Banca Intesa S.p.A.	798,175
3,562		Banche Popolari Unite Scpa	94,406
162,799		Capitalia S.p.A.	1,501,505
12,449		Enel S.p.A.	127,141
33,967		ENI S.p.A.	1,116,370
42,350	@	Fiat S.p.A.	788,689
1,055		Fondiaria-Sai S.p.A.	48,594
3,842		Italcementi S.p.A.	104,443
1,341		Lottomatica S.p.A.	52,803
128,750		Pirelli & C S.p.A.	124,577
220,411		Telecom Italia S.p.A.	670,551
573,998		Telecom Italia S.p.A.	1,526,447
11,669		UniCredito Italiano S.p.A.	101,023
			8,017,695
		Japan: 9.9%
2,100		Aeon Co., Ltd.	49,238
3,800		Alfresa Holdings Corp.	242,824
5,000		Alps Electric Co., Ltd.	48,452
5,000		Amada Co., Ltd.	50,462
1,600		Aoyama Trading Co., Ltd.	44,872
30,300		Arrk Corp.	444,890
22,700		Asahi Breweries Ltd.	327,065
1,400		Autobacs Seven Co., Ltd.	50,631
6,000		Bank of Yokohama Ltd.	45,665
14,300		Canon, Inc.	752,115
3,000		Chiyoda Corp.	56,361
2,600		Circle K Sunkus Co., Ltd.	44,595
4,000		COMSYS Holdings Corp.	39,718
21,000		Dai Nippon Printing Co., Ltd.	314,276
3,200		Daiichi Sankyo Co., Ltd.	98,316
24		East Japan Railway Co.	167,878
3,400		Edion Corp.	49,306
9,000		Eisai Co., Ltd.	478,925
1,800		FamilyMart Co., Ltd.	49,164
224,000		Fujitsu Ltd.	1,822,319
7,000		Gunma Bank Ltd.	45,047
1,000		Hakuhodo DY Holdings, Inc.	63,180
102,500		Haseko Corp.	351,153
18,000		Hino Motors Ltd.	91,318
17,700		Honda Motor Co., Ltd.	623,306
1,000		Ibiden Co., Ltd.	49,774
6		Inpex Holdings, Inc.	51,464
224,000		Itochu Corp.	1,797,505
19,800		JFE Holdings, Inc.	909,408
38,200		Kansai Electric Power Co., Inc.	952,160
36,000		Kawasaki Kisen Kaisha Ltd.	256,405
8		KDDI Corp.	53,265
2,100		Keyence Corp.	480,590
93,000		Kobe Steel Ltd.	285,003
3,000		Komatsu Ltd.	54,131
3,000		Komori Corp.	56,833
3,500		Konica Minolta Holdings, Inc.	50,581
6,000		Kyowa Hakko Kogyo Co., Ltd.	47,143
1,400		Lawson, Inc.	48,873

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

Shares			Value
		Japan (continued)
1,600		Makita Corp.	$45,960
104,000		Matsushita Electric Industrial Co., Ltd.	2,018,105
2,600		Mitsubishi Corp.	48,176
22,000		Mitsubishi Materials Corp.	84,341
52		Mitsubishi UFJ Financial Group, Inc.	661,521
10,000		Mitsui Mining & Smelting Co., Ltd.	47,156
40,000		Mitsui OSK Lines Ltd.	364,926
128,000		Mitsui Trust Holdings, Inc.	1,351,191
39		Mizuho Financial Group, Inc.	285,694
4,000		NGK Spark Plug Co., Ltd.	72,635
2,000		Nippon Electric Glass Co., Ltd.	43,226
6,500		Nippon Mining Holdings, Inc.	47,347
37,000		Nippon Oil Corp.	262,490
11,000		Nippon Sheet Glass Co., Ltd.	48,649
124,000		Nippon Steel Corp.	554,371
220		Nippon Telegraph & Telephone Corp.	1,110,884
8,000		Nippon Yusen KK	55,825
4,000		Nissan Motor Co., Ltd.	48,511
92,000		Nisshin Steel Co., Ltd.	305,857
1,900		NOK Corp.	35,015
7,000		Obayashi Corp.	43,979
2,000		Olympus Corp.	62,441
5,040		ORIX Corp.	1,368,646
3,400		Park24 Co.,Ltd.	46,034
5,500		Q.P. Corp.	49,098
586		Resona Holdings, Inc.	1,725,050
13,700		Sega Sammy Holdings, Inc.	342,890
26,400		Seven & I Holdings Co., Ltd.	838,150
3,600		Shinko Electric Industries	91,486
133		Softbank Investment Corp.	46,297
141,100	@	Sojitz Corp.	434,843
35,900		Stanley Electric Co., Ltd.	742,366
3,800		Sumco Corp.	283,642
7,000		Sumitomo Chemical Co., Ltd.	46,827
7,400		Sumitomo Electric Industries Ltd.	117,077
200,000		Sumitomo Metal Industries Ltd.	762,982
4,000		Sumitomo Metal Mining Co., Ltd.	51,982
228		Sumitomo Mitsui Financial Group, Inc.	2,392,648
8,600		Suzuken Co., Ltd.	304,084
433,000		Taisei Corp.	1,356,148
11,000		Taiyo Yuden Co., Ltd.	184,431
15,500		Takeda Pharmaceutical Co., Ltd.	1,010,224
2,700		Tohoku Electric Power Co., Inc.	62,905
22,500		Tokyo Electric Power Co., Inc.	699,887
700		Tokyo Electron Ltd.	53,848
7,000		Tokyu Corp.	45,906
15,000		Toppan Printing Co., Ltd.	160,817
87,000		Toshiba Corp.	554,208
108,000		Tosoh Corp.	471,879
147,000		Toyobo Co., Ltd.	407,415
2,200		Toyoda Gosei Co., Ltd.	49,766
25,100		Toyota Motor Corp.	1,507,243
40,000		UNY Co., Ltd.	480,943
38		West Japan Railway Co.	173,246
46,500		Yamaha Motor Co., Ltd.	1,268,667
32,000		Yaskawa Electric Corp.	349,703
			37,523,849
		Netherlands: 2.1%
31,846		Aegon NV	578,716
846		Akzo Nobel NV	48,517
1,939	@	ASML Holding NV	48,231
27,010		European Aeronautic Defence and Space Co. NV	797,266
32,616		Koninklijke Ahold NV	327,375
1,070		Koninklijke DSM NV	51,129
426		Rodamco Europe NV	51,532
57,347		Royal Dutch Shell PLC	2,053,333
68,991		Royal Dutch Shell PLC - Class A	2,447,929
5,357		SBM Offshore NV	174,543

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

Shares			Value
		Netherlands (continued)
1,149		TNT NV	$48,347
50,789		Unilever NV	1,343,566
			7,970,484
		New Zealand: 0.1%
9,750		Contact Energy Ltd.	51,865
18,753		Fisher & Paykel Appliances Holdings Ltd.	52,449
15,695		Fletcher Building Ltd.	108,763
20,066		Telecom Corp. of New Zealand Ltd.	62,497
			275,574
		Norway: 0.2%
980		Aker Kvaerner ASA	112,565
10,400		DNB NOR ASA	141,567
2,200		Norsk Hydro ASA	54,706
62,000	@	PAN Fish ASA	54,635
3,350		Statoil ASA	93,445
3,600		Tandberg ASA	49,692
22,400		Telenor ASA	385,007
2,400		Yara International ASA	50,034
			941,651
		Portugal: 0.1%
14,338		Banco Comercial Portugues SA	48,653
3,687		Banco Espirito Santo SA	63,014
27,874		Electricidade de Portugal SA	132,198
29,425		Sonae SGPS SA	58,512
			302,377
		Singapore: 0.4%
58,000		CapitaLand Ltd.	235,652
95,000		ComfortDelgro Corp., Ltd.	97,035
80,000		Fraser and Neave Ltd.	223,540
86,000		Neptune Orient Lines Ltd.	118,642
7,000		Singapore Airlines Ltd.	71,341
22,000		Singapore Press Holdings Ltd.	62,346
95,000		Singapore Telecommunications Ltd.	177,812
22,000		United Overseas Bank Ltd.	265,615
27,000		Want Want Holdings Ltd.	41,533
37,000		Wing Tai Holdings Ltd.	49,678
			1,343,194
		Spain: 1.1%
961		Altadis SA	48,185
10,755		Banco Bilbao Vizcaya Argentaria SA	259,828
72,982		Banco Santander Central Hispano SA	1,330,155
33,193		Endesa SA	1,549,145
942		Inditex SA	47,828
12,643		Repsol YPF SA	455,098
20,307		Telefonica SA	412,314
923		Union Fenosa SA	48,176
			4,150,729
		Sweden: 1.0%
7,600		Atlas Copco AB	218,390
5,000		Getinge AB	94,443
3,500		Kungsleden AB	48,904
8,850		Nobia AB	313,399
5,000		Scania AB	341,689
4,600		Securitas AB	63,481
3,600		SKF AB	59,270
3,400		Ssab Svenskt Stal AB	71,755
2,400		Ssab Svenskt Stal AB	47,496
1,000		Svenska Cellulosa AB	49,096
28,300		Svenska Handelsbanken AB	764,523
188,000		Telefonaktiebolaget LM Ericsson	729,948
4,600		Trelleborg AB	99,666
11,000		Volvo AB	715,815
			3,617,875
		Switzerland: 2.0%
3,191		Credit Suisse Group	211,628
3,051		Nestle SA	1,078,743
16,612		Novartis AG	970,963
649		Phonak Holding AG	48,675

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
4,807		Roche Holding AG	$870,292
8,991		Schindler Holding AG	537,825
9,485		Swatch Group AG	405,105
32,451		UBS AG	1,958,607
1,333		Unaxis Holding AG	567,652
3,229		Zurich Financial Services AG	841,478
			7,490,968
		United Kingdom: 9.2%
28,036		3i Group PLC	538,285
9,800	@	Acergy SA	193,306
74,649		Amvescap PLC	809,974
1,703		Anglo American PLC	79,485
34,589		AstraZeneca PLC	2,006,386
3,941		Aviva PLC	61,129
79,817		Barclays PLC	1,069,977
2,779		Barratt Developments PLC	60,505
1,791	@	Berkeley Group Holdings PLC	57,309
65,350		BHP Billiton PLC	1,243,735
22,846	@	Boots Group PLC	356,721
188,692		BP PLC	2,140,198
37,049		Brambles Industries PLC	376,528
29,312		British Airways PLC	284,622
10,129		British American Tobacco PLC	287,257
265,628		BT Group PLC	1,483,288
24,729		Cable & Wireless PLC	75,889
38,124		Cadbury Schweppes PLC	393,763
5,019		Carnival PLC	245,333
9,147		Collins Stewart Tullett PLC	154,102
41,033		Corus Group PLC	405,959
29,450		Davis Service Group PLC	295,256
43,989		First Choice Holidays PLC	222,101
25,925		Firstgroup PLC	281,352
25,979		FKI PLC	51,213
49,554		GlaxoSmithKline PLC	1,317,199
31,873		HBOS PLC	652,713
6,109		Home Retail Group	49,258
113,223		HSBC Holdings PLC	2,092,182
7,499		Imperial Tobacco Group PLC	276,976
16,088		Intercontinental Hotels Group PLC	322,800
7,818		International Power PLC	52,269
16,505		Ladbrokes PLC	131,096
300,335		Legal & General Group PLC	898,291
109,908		Lloyds TSB Group PLC	1,171,632
44,466		LogicaCMG PLC	154,424
68,663		Marks & Spencer Group PLC	923,693
24,126		Misys PLC	102,242
129,231		National Grid PLC	1,755,422
1,504		Next PLC	52,787
114,411		Old Mutual PLC	374,825
13,749		Premier Farnell PLC	51,470
1,123		Reckitt Benckiser PLC	50,030
11,354		Resolution PLC	142,129
120,703		Rexam PLC	1,278,729
1,652		Rio Tinto PLC	88,597
16,778		Royal & Sun Alliance Group	48,742
72,456		Royal Bank of Scotland Group PLC	2,629,232
154,348		Scottish & Newcastle PLC	1,641,478
3,283		Scottish Power PLC	48,985
45,478		Stagecoach Group PLC	127,303
41,001		Taylor Woodrow PLC	315,424
229,972		Tomkins PLC	1,081,412
1,857		Travis Perkins PLC	63,508
48,905		Unilever PLC	1,311,718
100,226		United Business Media PLC	1,382,471
381,706		Vodafone Group PLC	1,011,944
2,101		Wolseley PLC	49,410
			34,824,064

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

Shares			Value
		United States: 57.3%
12,900		3M Co.	$1,050,834
26,000		Abbott Laboratories	1,213,160
40,500		Advanced Micro Devices, Inc.	873,585
85,400		AES Corp.	1,995,798
34,700		Aetna, Inc.	1,433,457
29,300		Allstate Corp.	1,859,964
30,100	@	Altera Corp.	598,689
33,900		Altria Group, Inc.	2,854,719
8,900		AMBAC Financial Group, Inc.	762,196
19,300		American Express Co.	1,133,296
42,300		American International Group, Inc.	2,974,536
17,400		AmerisourceBergen Corp.	800,226
18,800		Amgen, Inc.	1,334,800
25,300		Anadarko Petroleum Corp.	1,248,808
38,700		Anheuser-Busch Cos., Inc.	1,838,637
11,500	@	Apollo Group, Inc.	446,085
67,300		AT&T, Inc.	2,282,143
34,600	@	Avaya, Inc.	442,188
111,000		Bank of America Corp.	5,977,350
31,500		BellSouth Corp.	1,404,585
8,500		Big Lots, Inc.	189,635
17,000	@	BMC Software, Inc.	553,520
13,400		Boeing Co.	1,186,302
19,400		Campbell Soup Co.	738,558
10,800		Caterpillar, Inc.	669,924
42,500		CBS Corp.	1,264,375
55,100		Chevron Corp.	3,984,832
25,800		Chubb Corp.	1,335,408
8,900		Cigna Corp.	1,121,845
155,900	@	Cisco Systems, Inc.	4,190,594
16,800		CIT Group, Inc.	873,768
122,700		Citigroup, Inc.	6,084,693
26,300	@	Coach, Inc.	1,136,423
32,400		Coca-Cola Co.	1,517,292
31,900		Comcast Corp.	1,290,674
13,300		Comerica, Inc.	774,725
30,300	@	Compuware Corp.	254,217
23,200		ConocoPhillips	1,561,360
11,600	@	Convergys Corp.	279,792
13,500	@	Coventry Health Care, Inc.	649,755
4,400		Cummins, Inc.	527,648
82,700	@	Dell, Inc.	2,252,748
15,700		Dow Chemical Co.	628,157
20,600		Eastman Kodak Co.	536,012
12,300		Eaton Corp.	948,084
15,500		EI DuPont de Nemours & Co.	727,415
6,370		Equity Office Properties Trust	307,034
10,900		Estee Lauder Cos., Inc.	450,061
12,700		Exelon Corp.	771,271
130,800		ExxonMobil Corp.	10,046,748
12,600		Family Dollar Stores, Inc.	351,414
15,800		Fannie Mae	901,074
31,100		Federated Department Stores, Inc.	1,308,999
46,300		First Data Corp.	1,169,075
124,400		Ford Motor Co.	1,011,372
23,800	@	Forest Laboratories, Inc.	1,159,060
7,000	@	Freescale Semiconductor, Inc.	279,510
38,700		Gap, Inc.	724,464
23,700		General Dynamics Corp.	1,773,708
169,322		General Electric Co.	5,973,680
23,100		General Mills, Inc.	1,292,445
34,300		Genworth Financial, Inc.	1,125,040
15,100		Goldman Sachs Group, Inc.	2,941,480
3,100	@	Google, Inc.	1,503,252
46,300		Halliburton Co.	1,562,162
5,300		Harman International Industries, Inc.	550,352
17,706		Hartford Financial Services Group, Inc.	1,518,467

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

Shares			Value
		United States (continued)
14,000		Hasbro, Inc.	$374,500
78,700		Hewlett-Packard Co.	3,105,502
31,700		Home Depot, Inc.	1,203,649
13,700		Humana, Inc.	741,170
84,000		Intel Corp.	1,793,400
40,600		International Business Machines Corp.	3,731,952
46,700		Johnson & Johnson	3,077,997
9,000		Jones Apparel Group, Inc.	302,400
96,100		JPMorgan Chase & Co.	4,447,508
3,000		KeySpan Corp.	123,090
18,900	@	King Pharmaceuticals, Inc.	312,417
17,700	@	Kohl’s Corp.	1,231,920
10,500	@	Laboratory Corp. of America Holdings	743,400
7,300	@	Lexmark International, Inc.	503,554
20,200		Lockheed Martin Corp.	1,827,090
33,000		Loews Corp.	1,317,360
22,000		Lowe’s Cos., Inc.	663,520
32,800	@	LSI Logic Corp.	349,648
16,300		Marathon Oil Corp.	1,538,394
46,400		McDonald’s Corp.	1,947,408
20,000		McGraw-Hill Cos., Inc.	1,333,000
21,800		McKesson Corp.	1,076,920
18,400		Medtronic, Inc.	959,192
72,400		Merck & Co., Inc.	3,222,524
14,100		Merrill Lynch & Co., Inc.	1,232,763
33,700		Metlife, Inc.	1,979,201
53,100		Micron Technology, Inc.	775,260
147,400		Microsoft Corp.	4,323,242
2,100		Monsanto Co.	100,947
17,000		Moody’s Corp.	1,181,160
37,100		Morgan Stanley	2,825,536
93,300		Motorola, Inc.	2,068,461
17,700		Mylan Laboratories	359,133
38,400		National City Corp.	1,386,240
5,200		Navistar International Corp.	166,348
34,800		News Corp., Inc.	716,880
17,500		Nordstrom, Inc.	857,850
8,100		North Fork Bancorp., Inc.	227,367
22,700		Northrop Grumman Corp.	1,519,311
21,200		Nucor Corp.	1,268,820
34,900		Occidental Petroleum Corp.	1,756,866
22,000	@	Office Depot, Inc.	832,920
5,800		OfficeMax, Inc.	273,006
11,000		Omnicom Group	1,123,760
62,500	@	Oracle Corp.	1,189,375
11,200	@	Pactiv Corp.	385,840
10,100		Parker Hannifin Corp.	843,148
11,500		Pepsi Bottling Group, Inc.	360,180
26,200		PepsiCo, Inc.	1,623,614
4,080	@	Petroleum Geo-Services ASA	275,567
116,500		Pfizer, Inc.	3,202,585
44,400		PG&E Corp.	2,039,292
4,420		Phelps Dodge Corp.	543,660
13,300		PPG Industries, Inc.	855,190
19,600		Principal Financial Group	1,131,900
51,500		Procter & Gamble Co.	3,233,685
53,000		Progressive Corp.	1,195,150
22,900		Prudential Financial, Inc.	1,865,892
24,000		Qualcomm, Inc.	878,160
29,900		Raytheon Co.	1,526,096
40,400		Regions Financial Corp.	1,480,660
11,100		Sabre Holdings Corp.	304,473
9,700		Safeco Corp.	587,529
16,700		Schlumberger Ltd.	1,143,616
8,300		Sherwin-Williams Co.	519,165
4,300		Snap-On, Inc.	204,250
51,800		Sprint Nextel Corp.	1,010,618
11,300	@	Starbucks Corp.	398,777

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

Shares				Value
		United States (continued)
13,100		Target Corp.		$760,979
9,100		Temple-Inland, Inc.		355,810
14,300	@	Teradyne, Inc.		213,070
32,200		TJX Cos., Inc.		882,924
12,900		TXU Corp.		740,331
10,200		United States Steel Corp.		762,858
16,300		United Technologies Corp.		1,051,839
51,000		UnitedHealth Group, Inc.		2,503,080
30,000		US Bancorp.		1,009,200
27,700		Valero Energy Corp.		1,525,439
17,900	@	VeriSign, Inc.		467,369
39,900		Verizon Communications, Inc.		1,394,106
30,400		Wachovia Corp.		1,647,376
40,588		Wal-Mart Stores, Inc.		1,871,107
73,300		Walt Disney Co.		2,422,565
37,200		Waste Management, Inc.		1,361,892
8,700	@	Waters Corp.		435,348
26,800	@	WellPoint, Inc.		2,027,956
52,500		Wells Fargo & Co.		1,850,100
22,500		Wyeth		1,086,300
63,600		Xerox Corp.		1,049,400
				217,643,537
		Total Common Stock
		(Cost $344,674,275)		381,642,729

PREFERRED STOCK: 0.6%
		Taiwan: 0.6%
16,641		RWE AG		1,587,820
12,747		Volkswagen AG		880,692

		Total Preferred Stock
		(Cost $1,660,606)		2,468,512

RIGHTS:
		Hong Kong: 0.0%
1,166		Kingboard Chemical Rights		—

		Total Rights
		(Cost $—)		—

		Total Long-Term Investments
		(Cost $346,334,881)		384,111,241

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.1%
		Repurchase Agreement: 0.1%
$280,000		Goldman Sachs Repurchase Agreement dated 11/30/06, 5.280%, due 12/01/06, $280,041 to be received upon repurchase (Collateralized by $278,000 Federal National Mortgage Association, 5.250%, Market Value plus accrued interest $286,255, due 06/15/08)		$280,000

		Total Short-Term Investments
		(Cost $280,000)		280,000

		Total Investments in Securities
		(Cost $346,614,881)*	101.2%	$384,391,241
		Other Assets and Liabilities — Net	(1.2)	(4,544,551)
		Net Assets	100.0%	$379,846,690

	@	Non-income producing security

	*	Cost for federal income tax purposes is $346,975,214.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$43,895,004
		Gross Unrealized Depreciation		(6,478,977)
		Net Unrealized Appreciation		$37,416,027

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.3%
Aerospace/Defense	2.5
Agriculture	0.9
Airlines	0.6
Apparel	0.4
Auto Manufacturers	1.7
Auto Parts & Equipment	0.1
Banks	12.1
Beverages	2.2
Biotechnology	0.4
Building Materials	0.5
Chemicals	1.1
Commercial Services	1.2
Computers	3.1
Cosmetics/Personal Care	1.0
Distribution/Wholesale	0.6
Diversified Financial Services	6.6
Electric	3.7
Electrical Components & Equipment	0.4
Electronics	0.4
Engineering & Construction	0.8
Entertainment	0.2
Environmental Control	0.4
Food	2.4
Forest Products & Paper	0.1
Gas	0.1
Hand/Machine Tools	0.2
Healthcare - Products	1.1
Healthcare - Services	2.6
Holding Companies - Diversified	0.8
Home Builders	0.2
Home Furnishings	0.8
Household Products/Wares	0.0
Insurance	6.9
Internet	0.5
Investment Companies	0.6
Iron/Steel	2.8
Leisure Time	0.6
Lodging	0.1
Machinery - Construction & Mining	0.2
Machinery - Diversified	0.4
Media	2.7
Metal Fabricate/Hardware	0.0
Mining	0.8
Miscellaneous Manufacturing	3.0
Office/Business Equipment	0.5
Oil & Gas	8.6
Oil & Gas Services	1.0
Packaging & Containers	0.4
Pharmaceuticals	5.6
Real Estate	0.5
Real Estate Investment Trusts	0.1
Retail	4.9
Semiconductors	1.6
Software	2.0
Telecommunications	6.7
Textiles	0.1
Toys/Games/Hobbies	0.1
Transportation	0.7
Venture Capital	0.1
Water	0.1
Repurchase Agreement	0.1
Other Assets and Liabilities - Net	(1.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2006 (Unaudited) (continued)

At November 30, 2006 the following forward currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Australia Dollars
AUD	10,699,000	Sell	12/07/06	8,152,638	$8,439,422	$(286,784)
Switzerland Francs
CHF	13,225,000	Sell	12/07/06	10,810,038	11,043,155	(233,117)
EURO
EUR	44,840,000	Sell	12/07/06	57,641,820	59,404,417	(1,762,597)
EURO
EUR	5,350,000	Sell	12/07/06	6,787,545	7,087,726	(300,181)
British Pound Sterling
GBP	19,552,000	Sell	12/07/06	36,998,250	38,436,058	(1,437,809)
Japanese Yen
JPY	4,275,000,000	Sell	12/07/06	37,232,190	36,968,007	264,183
					$161,378,785	$(3,756,305)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2007